Completed Mergers	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
Note 2 – Completed Mergers

On April 30, 2014 the Company (formerly known as Quartet Holdco Ltd.) entered into an Agreement and Plan of Reorganization (the “Merger Agreement”) with Quartet Merger Corp. (“Quartet”), Quartet Merger Sub Ltd. (“Merger Sub”), Bulk Partners’ (at the time, Pangaea Logistics Solutions Ltd.), and the security holders of Bulk Partners (“Signing Holders”), which contemplated (i) Quartet merging with and into the Company, with the Company surviving such merger as the publicly-traded entity and (ii) Merger Sub merging with and into Bulk Partners with Bulk Partners surviving such merger as a wholly-owned subsidiary of the Company (collectively, the “Mergers”).

On September 26, 2014, Bulk Partners’ Board of Directors, acting by unanimous written consent, approved the Merger Agreement and the Mergers. On October 1, 2014, the parties consummated the Mergers. On September 29, 2014, Quartet held a special meeting in lieu of its annual meeting of stockholders, at which time the Quartet stockholders considered and adopted, among other matters, the Merger Agreement and the Mergers.

The Mergers were accounted for as a reverse acquisition in accordance with ASC 805-40-45-1. Under this method of accounting, Merger Sub was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on Bulk Partners’ comprising the ongoing operations of the combined entity, Bulk Partners senior management comprising the senior management of the combined company, and the Bulk Partners common stockholders having a majority of the voting power of the combined entity. In accordance with guidance applicable to these circumstances, the Mergers were considered to be a capital transaction in substance. Accordingly, for accounting purposes, the Mergers were treated as the equivalent of Bulk Partners issuing stock for the Company’s net assets, accompanied by a recapitalization. The Company’s assets were stated at their pre-combination carrying amounts, with no goodwill or other intangible assets recorded. Operations prior to the Mergers are those of Bulk Partners. The equity structure after the Mergers reflects the Company’s equity structure.

NOTE 2 - COMPLETED MERGERS

On April 30, 2014 the Company (formerly known as Quartet Holdco Ltd.,) entered into an Agreement and Plan of Reorganization (the “Merger Agreement”) with Quartet Merger Corp. (“Quartet”), Quartet Merger Sub Ltd. (“Merger Sub”), Bulk Partners (at the time, Pangaea Logistics Solutions Ltd.), and the security holders of Bulk Partners (“Signing Holders”), which contemplated (i) Quartet merging with and into the Company, with the Company surviving such merger as the publicly-traded entity and (ii) Merger Sub merging with and into Bulk Partners with Bulk Partners surviving such merger as a wholly-owned subsidiary of the Company (collectively, the “Mergers”).

The Mergers were accounted for as a reverse acquisition in accordance with ASC 805-40-45-1. Under this method of accounting, Merger Sub was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on Bulk Partners comprising the ongoing operations of the combined entity, Bulk Partners’ senior management comprising the senior management of the combined company, and the Bulk Partners common stockholders having a majority of the voting power of the combined entity. In accordance with guidance applicable to these circumstances, the Mergers were considered to be a capital transaction in substance. Accordingly, for accounting purposes, the Mergers were treated as the equivalent of Bulk Partners issuing stock for the Company’s net assets, accompanied by a recapitalization. The Company’s assets were stated at their pre-combination carrying amounts, with no goodwill or other intangible assets recorded. Operations prior to the Mergers are those of Bulk Partners. The equity structure after the Mergers reflects the Company’s equity structure.

On September 29, 2014, Quartet held a special meeting in lieu of its annual meeting of stockholders, at which time the Quartet stockholders considered and adopted, among other matters, the Merger Agreement and the Mergers. On September 26, 2014, Bulk Partners’ Board of Directors, acting by unanimous written consent, approved the Merger Agreement and the Mergers. On October 1, 2014, the parties consummated the Mergers.

In the mergers, holders of 8,840,014 shares of Quartet common stock sold in its initial public offering (“public shares”) exercised their rights to convert those shares to cash at a conversion price of approximately $10.20 per share, or an aggregate of approximately $90.1 million. As a result of the number of public shares converted into cash, the Quartet initial stockholders forfeited 1,739,062 shares (the “Forfeited Shares”) of Quartet common stock immediately prior to the closing of the Mergers (the “Closing”).

Upon the Closing, the former security holders of Quartet were issued an aggregate of 3,130,844 common shares of the Company, including 1,026,812 common shares of the Registrant issued in exchange for Quartet’s then outstanding rights.

In accordance with the terms of Bulk Partners’ convertible redeemable preferred stock, upon the Closing, 105,670 outstanding convertible redeemable preferred shares were converted into 115,352 Bulk Partners’ common shares.  The Signing Holders received 29,411,765 shares of the Company in exchange for these common shares and an additional 1,739,062 Forfeited Shares, or 31,150,827 shares in aggregate.

Further, in connection with the mergers, Quartet entered into agreements with certain third parties pursuant to which such parties agreed to accept payment for certain amounts owed to them for merger related services in shares of the Company, resulting in the issuance of an aggregate of 291,953 common shares.  Additionally, 420,000 unit purchase options of Quartet were converted into 123,356 common shares of the Company.  These shares of 415,309 in total, are denoted as “Advisors to the Mergers” shares.

At December 31, 2014, there are 34,756,980 common shares of the Company issued and outstanding of which the Signing Holders own approximately 89.7%.